Acquisition of subsidiaries - Additional Information (Details) - USD ($)		4 Months Ended	12 Months Ended
	Sep. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remeasurement gain					$ 4,384,563
Net income loss			$ (81,040,908)	$ 68,344,527	73,034,549
Wuhu Penghua Tenth Investment Center (Limited Partnership)
Payments to Acquire Additional Interest in Subsidiaries	$ 146,600,000
Remeasurement gain	4,384,563				$ 4,384,563
Goodwill	$ 534,697
Business Acquisition, Goodwill, Expected Tax Deductible Amount			$ 0
Wuhu Penghua and Chengdu Renju and Chengdu Guohongteng [Member]
Net income loss		$ 6,710,751